TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets By Jurisdiction) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 4,851	$ 5,485
Domestic [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	598	1,386
Foreign [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 4,253	$ 4,099